Financial instruments (Tables)	18 Months Ended
Oct. 31, 2018
Financial instruments [Abstract]
Values of Financial Assets and Liabilities
The table below sets out the values of financial assets and liabilities.

	Financial October 31, 2018		Non- financial October 31, 2018		Total October 31, 2018		Financial April 30, 2017		Non- financial April 30, 2017		Total April 30, 2017
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
Financial assets

Non-current
Derivative financial instruments – Interest rate swaps (note 29)		-		86,381		86,381		-		-		-
Current
Cash and cash equivalents (note 18)		620,896		-		620,896		150,983		-		150,983
Trade and other receivables (note 17)		1,212,067		59,966		1,272,033		263,626		25,883		289,509
		1,832,963		146,347		1,979,310		414,609		25,883		440,492

	Financial October 31, 2018		Non- financial October 31, 2018		Total October 31, 2018		Financial April 30, 2017		Non-financial April 30, 2017		Total April 30, 2017
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
Financial liabilities – financial liabilities at amortized cost

Non-current
Borrowings (note 21		4,946,566		-		4,946,566		1,511,400		-		1,511,400
Finance leases (note 22)		14,923		-		14,923		-		-		-
Provisions (note 26)		35,421		-		35,421		11,837		100		11,937
Current
Borrowings (note 21)		50,347		-		50,347		83,788		-		83,788
Finance leases (note 22)		13,560		-		13,560		-		-		-
Trade and other payables (note 20)		676,917		-		676,917		16,891		153,151		170,042
Provisions (note 26)		57,411		-		57,411		4,406		15,736		20,142
		5,795,145		-		5,795,145		1,628,322		168,987		1,797,309

Maximum Exposure to Credit Risk
The maximum exposure to credit risk at October 31, 2018 was:

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Trade receivables (note 17)		1,212,067		263,626
Cash and cash equivalents (note 18)		620,896		150,983
Total		1,832,963		414,609

Derivative Financial Instruments
Note 33 shows the derivative financial instruments relating to hedging transactions entered into in the period ended October 31, 2018 (other reserves).

	October 31, 2018	April 30, 2017
	$ ’000	$	’000
Carrying amount	86,381		-
Notional amount (4 x $562.5m)	2,250,000		-
Maturity date	30 September 2022		-
Change in fair value of outstanding hedging instruments	86,381		-
Change in value of hedged item adjusted for credit risk	84,666		-

Sensitivity Analysis
The table below illustrates the sensitivity analysis of the group exposures to movements in currency and interest rates.

	Group exposure			+/-5%		+/-10%	+/-1% interest
Key aggregate currency exposures	$	’000	$	’000	$	’000	$	’000
Euro		377,324		18,866		37,732
GBP		25,436		1,271		2,543
ILS		52,147		2,607		5,214
CAN$		60,468		3,023		6,046
Borrowings Interest rate LIBOR +1%		n/a		n/a		n/a		49,969

Capital Structure of Group at Statement of Financial Position Date
The capital structure of the Group at the consolidated statement of financial position date is as follows:

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Bank and other borrowings (note 21)		4,845,880		1,561,536
Finance lease obligations (note 22)		28,483		-
Less cash and cash equivalents (note 18)		(620,896)		(150,983)
Total net debt		4,253,467		1,410,553
Total equity		7,791,980		1,613,490
Debt/equity %		54.59%		87.42%